Contingent liabilities, contractual commitments, and guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments, and Guarantees

		HSBC		HSBC Holdings[1]
		2018	2017	2018	2017
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	2	23,518	25,849	8,627	7,778
– performance and other guarantees	3	71,484	67,007	—	—
– other contingent liabilities		1,408	616	215	—
At 31 Dec		96,410	93,472	8,842	7,778
Commitments:	4
– documentary credits and short-term trade-related transactions		7,083	8,776	—	—
– forward asset purchases and forward deposits placed	3	67,265	48,192	—	—
– standby facilities, credit lines and other commitments to lend		705,918	672,518	—	—
At 31 Dec		780,266	729,486	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.

2
‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures. Comparatives have been re-presented accordingly.

3
The 31 December 2017 balances have been restated to include $44bn of loan commitments (unsettled reverse repurchase agreements) and $3bn of performance and other guarantees not previously identified for disclosure.

4	Includes $592,008m of commitments at 31 December 2018, to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.